STATEMENT OF STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Feb. 23, 2026
Beginning balance, shares at Feb. 23, 2026
Shares issued for cash	$ 10,234	123,180		133,414
Shares issued for cash, shares	10,233,990
Net loss			(906)	(906)
Ending balance, value at Apr. 30, 2026	$ 10,234	123,180	(906)	132,508
Ending balance, shares at Apr. 30, 2026	10,233,990
Issuance of common stock, net of $18 wire/issuance cost	$ 60	5,937		5,997
Issuance of common stock, net of $18 wire/issuance cost, shares	60,150
Net loss			(72,293)	(72,293)
Ending balance, value at Jul. 31, 2026	$ 10,294	$ 129,117	$ (73,199)	$ 66,212
Ending balance, shares at Jul. 31, 2026	10,294,140